UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2013

Date of reporting period:	10/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • OCTOBER 31, 2012

Fund Type

Municipal Bond

Objective

Maximum amount of income that is eligible from exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 14, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the six-month period that ended October 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Muni High Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.91%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%. Net operating expenses: Class A, 0.86%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%, after contractual reduction through 8/31/2013 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 10/31/12
	Six Months	One Year	Five Years	Ten Years
Class A	5.80%	13.56%	31.42%	72.38%
Class B	5.57	13.29	29.73	68.18
Class C	5.41	12.74	27.50	63.28
Class Z	5.95	13.87	33.10	76.98
Barclays Municipal Bond Index	3.34	9.03	33.96	66.60
Barclays Non-Investment-Grade Municipal Bond Index	7.45	16.93	27.79	102.80
Lipper High Yield Municipal Debt Funds Average	6.14	15.11	22.62	62.33

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Five Years	Ten Years
Class A		7.61%	4.60%	4.92%
Class B		6.82	5.06	5.10
Class C		10.28	4.87	4.79
Class Z		12.40	5.74	5.62
Barclays Municipal Bond Index		8.32	6.06	5.03
Barclays Non-Investment-Grade Municipal Bond Index		14.79	4.75	6.81
Lipper High Yield Municipal Debt Funds Average		13.69	3.95	4.65

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 0.50%, and 1.00%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a 12b-1

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fee or a sales charge. The returns in the tables reflect the share class structure in effect at the end of the period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Municipal (Muni) Bond Index

The Barclays Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Barclays Non-Investment-Grade Municipal (Muni) Bond Index

The Barclays Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1- or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also be dated after December 31, 1990, and be at least one year from their maturity date.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distribution and Yields as of 10/31/12
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield* at Tax Rates of
			33%	35%
Class A	$0.23	3.15%	4.70%	4.85%
Class B	0.21	3.03	4.52%	4.66%
Class C	0.19	2.53	3.78%	3.89%
Class Z	0.24	3.53	5.27%	5.43%

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/12
Tob. Settlement (NJ) Fin. Corp., NJ Rev., Rfdg., Ser. 1A, 4.500%, 06/01/23	1.3%
Golden St. (CA) Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1, 4.500%, 06/01/27	1.1
Foothill/Eastern (CA) Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09, 5.875%, 01/15/28	0.9
Golden St. (CA) Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1, 5.750%, 06/01/47	0.8
City of Valdez (AK) Marine Terminal Rev., Exxon Pipeline Co., Proj. B, Rfdg., F.R.D.D., 0.160%, 12/01/33	0.8

Holdings are subject to change.

Prudential Muni High Income Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 10/31/12
Aaa	0.3%
Aa	4.9
A	28.2
Baa	32.8
Ba	4.6
B	11.5
Caa	1.3
Less than Caa	0.6
Not Rated	15.0
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2012, at the beginning of the period, and held through the six-month period ended October 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Muni High Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,058.00	0.86%	$4.46
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38

Class B	Actual	$1,000.00	$1,055.70	1.11%	$5.75
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65

Class C	Actual	$1,000.00	$1,054.10	1.61%	$8.34
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19

Class Z	Actual	$1,000.00	$1,059.50	0.61%	$3.17
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2012 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%

Alabama 0.4%
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	Baa3	5.800%	05/01/34	$1,000	$1,132,950
Ser. A	BBB(b)	6.250	11/01/33	1,750	2,023,000

					3,155,950

Arizona 2.8%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,803,525
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	3,500	3,724,945
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	1,141,020
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250	10/01/40	1,000	1,092,580
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250	10/01/19	3,135	3,342,349
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	Baa2	5.000	12/01/32	4,500	5,198,760
Sr. Bonds	Baa2	5.000	12/01/37	3,000	3,472,320
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	NR	6.250	12/01/42	1,000	1,083,860

					20,859,359

California 12.2%
ABAG Fin. Auth. for Nonprofit Corp., Episcopal Senior Cmnty., Rfdg.	BBB+(b)	6.125	07/01/41	775	884,205
California Cnty. Tob. Sec. Agcy., Conv., C.A.B.S. (Converted to 5.250% on 12/01/10)	B2	5.250	06/01/21	4,000	3,984,800
Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,596,857
California Hlth. Facs. Fing. Auth. Rev., Childrens Hosp., Ser. A	A(b)	5.250	11/01/41	2,000	2,225,760
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	750	896,303
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,770	2,044,704

See Notes to Financial Statements.

Prudential Muni High Income Fund	7

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	$500	$534,390
California St., GO	A1	6.000	04/01/38	3,500	4,205,915
Var. Purp., GO	A1	5.000	04/01/42	1,000	1,109,260
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,148,630
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,821,270
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	A2	5.000	12/01/31	1,000	1,113,360
Various Cap. Proj., Ser. A	A2	5.000	04/01/37	1,500	1,627,725
Various Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	891,863
Various Cap. Proj., Ser. I-1	A2	6.375	11/01/34	750	907,695
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	A+(b)	5.000	11/01/40	800	878,416
John Muir Hlth.	A1	5.125	07/01/39	500	539,280
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	1,000	1,032,090
Sr. Living Southn. Calif. Presbyterian Homes	BBB-(b)	7.250	11/15/41	500	572,425
Capistrano Unif. Sch. Dist. Cmnty. Facs. Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	1,012,550
Chico Redev. Agcy. Tax Alloc. Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	2,060,640
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S. (Converted to Fixed on 07/15/09)	Baa3	5.875	01/15/28	6,700	6,935,974
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,017,400
Asset Bkd., Ser. A-2, C.A.B.S. (Converts to 5.300% on 12/01/12)	B3	6.490(c)	06/01/37	5,000	4,252,250
Asset Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	9,300	8,289,183
Asset Bkd., Sr., Ser. A-1	B3	5.750	06/01/47	6,515	5,804,539
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,500,810

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Lincoln Pub. Fing. Auth. Rev., Twelve Bridges Sub., Ser. B	NR	6.000%	09/02/27	$1,000	$1,081,770
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	Baa2	5.500	11/15/37	1,000	1,209,050
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.(e)	C	7.500	12/01/24	3,000	2,955,120
M-S-R Energy Auth. Calif., Ser. A	A-(b)	6.500	11/01/39	2,000	2,800,280
Ser. A	A-(b)	7.000	11/01/34	1,650	2,401,113
Ser. B	A-(b)	6.500	11/01/39	2,000	2,800,280
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	1,019,890
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000	11/01/41	1,800	1,942,092
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon, Ser. A	NR	6.250	09/01/23	3,000	3,064,470
Port of Oakland, Ser. O, A.M.T., Rfdg.	A2	5.125	05/01/31	1,000	1,120,150
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1, Sunridge Anatolia	NR	6.000	09/01/33	1,000	1,011,890
Sunridge Anatolia	NR	6.100	09/01/37	1,980	2,001,998
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Ba1	6.500	10/01/40	2,000	2,232,800
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	1,000	1,238,480
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	652,380
San Francisco City & Cnty. Arpts. Second Series, Ser. C, A.M.T., Rfdg.	A1	5.000	05/01/25	1,000	1,143,980
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,817,442
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	557,345

See Notes to Financial Statements.

Prudential Muni High Income Fund	9

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	$1,000	$911,050

					90,849,874

Colorado 1.6%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa3	5.000	02/01/41	2,000	2,190,740
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,540,590
Christian Living Cmntys., Rfdg.	NR	5.250	01/01/37	550	560,582
Valley View Assn. Proj.	BBB+(b)	5.125	05/15/37	1,240	1,275,576
Valley View Assn. Proj.	BBB+(b)	5.250	05/15/42	2,500	2,582,375
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375	09/01/26	1,000	1,101,520
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa2	6.500	11/15/38	1,500	2,000,145
Univ. of Colorado Hosp. Auth. Rev., Ser. A	A1	5.000	11/15/42	750	825,180

					12,076,708

Connecticut 1.7%
Connecticut St. Dev. Auth. Rev., Conn. Lt. & Pwr. Co. Proj., Ser. A, Rfdg.	A3	4.375	09/01/28	2,000	2,176,300
Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,601,632
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Healthcare, Ser. A	A2	5.000	07/01/41	1,250	1,351,188
Stamford Hosp., Ser. J	A-(b)	5.000	07/01/42	2,500	2,721,675
Western Conn. Hlth., Ser. M	A(b)	5.375	07/01/41	1,250	1,426,862
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,096,950
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,284,660

					12,659,267

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch.	BBB(b)	5.000%	09/01/42	$690	$721,547
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000	06/01/30	2,000	1,845,720

					2,567,267

District of Columbia 0.9%
Dist. of Columbia Rev., Assn. Amern. Med. Colleges, Ser. B	A+(b)	5.000	10/01/41	2,500	2,774,925
Friendship Pub. Chrt. Sch.	BBB(b)	5.000	06/01/42	1,500	1,549,140
Gallaudet Univ.	A2	5.500	04/01/34	400	462,608
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,691,220

					6,477,893

Florida 6.2%
Broward Cnty. Arpt. Sys. Rev., Ser. Q-2, A.M.T.	A1	5.000	10/01/42	2,000	2,174,280
Capital Tr. Agy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	Baa3	5.350	07/01/29	2,440	2,479,674
Citizens Ppty. Ins. Corp., Sr. Secd., Coastal, Ser. A-1	A2	5.000	06/01/19	1,250	1,449,488
High Act.	A2	6.000	06/01/16	1,500	1,733,610
Ser. A-1	A2	5.000	06/01/22	1,000	1,164,820
Cityplace CDD Spl. Assmt. Rev., Rfdg.	NR	5.000	05/01/26	1,000	1,139,090
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Charter Foundation, Ser. A	NR	7.750	06/15/42	2,000	2,268,960
Renaissance Charter Sch., Ser. A	NR	6.000	09/15/40	1,750	1,893,360
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	3,000	3,029,970
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	2,019,860

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Highlands Cmnty. Dev. Spl. Assmt.(f)	NR	5.550%	05/01/36	$165	$103,277
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	NR	8.000	08/15/32	1,000	1,420,040
Tampa Electric	A3	5.650	05/15/18	1,000	1,199,720
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(e)	NR	5.750	05/01/36	1,860	952,729
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., A.M.T.	Baa3	5.300	05/01/37	3,000	3,004,020
Jacksonville Port. Auth. Rev., A.M.T., Rfdg.	A2	5.000	11/01/38	500	540,450
Miami Beach Hlth. Facs. Auth. Rev., Mount Sinai Med. Ctr., Rfdg.	Baa2	5.000	11/15/29	1,000	1,100,350
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(b)	5.750	10/01/43	1,500	1,645,635
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth., Inc., Ser. A	A2	5.000	10/01/42	1,250	1,349,275
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000	08/01/45	1,000	1,118,650
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,797,195
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,111,510
Seminole Tribe Rev., Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Ba1	5.125	10/01/17	1,500	1,573,440
Spl. Oblig., Ser. A, 144A	Ba2	5.500	10/01/24	1,000	1,076,710
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	A2	5.250	10/01/34	1,250	1,351,875
South Lake Hosp., Ser. A	Baa1	6.250	04/01/39	1,910	2,205,916
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	NR	6.125	05/01/39	2,680	3,156,022

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Ser. 2011	NR	7.000%	05/01/41	$995	$1,156,120
Ser. 2012, Rfdg.	NR	5.500	05/01/42	1,000	1,060,340

					46,276,386

Georgia 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, A.M.T., Rfdg.	A1	5.000	01/01/30	500	559,255
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500	01/01/33	1,000	1,092,740
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	B-(b)	8.750	06/01/29	2,000	2,494,200
Ser. B, A.M.T.	B-(b)	9.000	06/01/35	1,000	1,117,460
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,226,400
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150	02/01/20	1,000	1,288,940
Marietta Dev. Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	1,050,430

					8,829,425

Guam 0.3%
Guam Govt., Ser. A, GO	B+(b)	7.000	11/15/39	1,000	1,129,750
Guam Govt. Bus. Priv. Tax Rev., Ser. B-1	A(b)	5.000	01/01/42	650	716,748
Guam Power Auth. Rev., Ser. A, Rfdg.	Baa3	5.000	10/01/34	500	540,710

					2,387,208

Hawaii 0.6%
Hawaii Pac. Hlth. Rev., Spl. Purp.	A3	5.750	07/01/40	500	564,645
Spl. Purp. Ser. B	A3	5.500	07/01/40	1,000	1,098,830

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Hawaii (cont’d.)
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., 15 Craigside Proj.	NR	9.000%	11/15/44	$1,000	$1,205,860
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,171,110
Kahala Nui, Rfdg.	NR	5.250	11/15/37	750	798,765

					4,839,210

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,188,200
Idaho Hsg. & Fin. Assn. Rev., North Star Chrt. Sch. Proj.	B(b)	9.500	07/01/39	1,000	1,108,210

					2,296,410

Illinois 6.3%
Chicago Illinois Proj., Ser. A, GO	Aa3	5.000	01/01/40	2,000	2,211,400
Chicago O’Hare Intl. Arpt. Rev., Gen.-Third Lien, Ser. C	A2	6.500	01/01/41	1,000	1,241,150
Illinois Fin. Auth. Rev., American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,348,576
Cent. Dupage Hlth., Ser. B	AA(b)	5.500	11/01/39	1,500	1,690,785
Chrt. Sch. Rev. Uno. Sch., Rfdg.	BBB-(b)	6.875	10/01/31	2,500	2,874,050
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/31	2,500	2,374,325
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/36	5,000	4,638,700
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375	08/15/40	1,500	1,626,435
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,763,385
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,726,275
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,296,860
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250	11/01/38	3,405	4,290,879
Rush Univ. Med. Ctr., Ser. C	A2	6.625	11/01/39	1,000	1,233,340
Silver Cross & Med. Ctrs.	BBB-(b)	7.000	08/15/44	3,000	3,593,310
Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000	05/01/30	5,000	5,211,300
Swedish Covenant, Ser. A	BBB+(b)	6.000	08/15/38	1,500	1,707,255
Illinois St., GO	A2	5.000	08/01/25	1,000	1,122,300
Illinois St., GO	A2	5.000	03/01/36	1,000	1,084,500
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000	06/01/28	2,250	2,671,200

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700%	03/01/33	$1,000	$1,039,330

					46,745,355

Indiana 1.8%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	A-(b)	5.500	03/01/37	2,000	2,159,440
Cmnty. Foundation Northwest Ind., Ser. A (Prerefunded 03/01/14)(g)	A-(b)	6.000	03/01/34	3,000	3,138,210
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	BB+(b)	7.000	10/01/39	1,000	1,096,100
Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,167,390
Midwestern Disaster Relief Rev., Ohio Vly. Elec. Corp. Proj., Ser. A	Baa3	5.000	06/01/39	1,250	1,306,100
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,143,440
Rockport, In. Rev., AK Steel Holdings Corp., A.M.T., Rfdg.	B2	7.000	06/01/28	1,500	1,568,280
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750	09/01/31	1,500	1,831,740

					13,410,700

Iowa 0.3%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	1,078,920
Ames. Hosp., Mary Greely Med. Ctr.	A2	5.250	06/15/36	1,000	1,088,230

					2,167,150

Kansas 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventish Hlth.	Aa3	5.750	11/15/38	1,000	1,170,550
KU Hlth. Sys., Ser. H	A+(b)	5.125	03/01/39	500	542,360

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Kansas (cont’d.)
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	4.730%(c)	06/01/21	$2,500	$1,672,900

					3,385,810

Kentucky 0.9%
Kentucky Econ. Dev. Fin. Auth. Rev., Hosp. Facs., Owensboro Med. Hlth. Sys.	Baa2	6.375	06/01/40	3,500	4,165,000
Masonic Home Indpt. Living	NR	5.750	05/15/17	1,250	1,257,913
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	563,915
Ser. B	Baa2	5.625	09/01/39	500	541,295

					6,528,123

Louisiana 2.2%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	Baa3	6.500	11/01/35	1,000	1,165,260
Woman’s Hosp. Foundation, Ser. A	A3	6.000	10/01/44	2,000	2,280,720
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries Hosp.	A2	6.750	07/01/39	2,000	2,401,820
Franciscan Missionaries of Our Lady Hlth. Sys. Proj.	A2	5.000	07/01/42	1,500	1,625,460
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,398,600
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000	12/01/40	1,500	1,646,385
Tob. Settlement Fing. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500	05/15/30	830	850,733
Ser. 2001B	A3	5.875	05/15/39	4,000	4,099,920

					16,468,898

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Center	Baa3	7.500%	07/01/32	$2,000	$2,557,260

Maryland 1.9%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250	07/01/40	2,000	2,140,840
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. A	A-(b)	5.000	07/01/40	1,000	1,079,800
Ser. B	NR	5.500	07/01/40	4,860	4,957,929
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,226,170
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	NR	6.250	01/01/41	1,500	1,724,055
Lifebridge Hlth.	A2	6.000	07/01/41	600	709,794
Maryland Inst. College of Art	Baa1	5.000	06/01/47	1,500	1,638,735
Maryland St. Indl. Dev. Fin. Auth. Rev., Synagro Baltimore, Ser. A, A.M.T., Rfdg.	NR	5.250	12/01/13	700	723,877

					14,201,200

Massachusetts 2.0%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. Bonds, Ser. A, Rfdg.	Aa1	7.500	05/01/14	1,205	1,281,469
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,635	3,636,527
Boston Med. Ctr., Ser. C	Baa1	5.000	07/01/29	1,000	1,093,310
Carleton Willard Vlg.	A-(b)	5.625	12/01/30	400	444,160
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250	06/01/16	1,000	630,990
Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250	11/15/46	709	522,819
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500	11/15/46	38	23,785
Linden Ponds, Inc. Fac. Ser. B	NR	12.260(c)	11/15/56	187	992
Solid Wste. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750	12/01/42	1,000	1,225,620
Tufts Med. Ctr., Ser. I	BBB(b)	7.250	01/01/32	2,000	2,533,500

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Massachusetts (cont’d.)
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	$3,000	$3,126,390

					14,519,562

Michigan 4.2%
Detroit Mich. Sch. Distr. St. Aid, GO	Aa3	5.250	11/01/35	500	551,060
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	Aa3	7.500	07/01/33	1,000	1,254,200
Detroit Mich. Wtr. & Sewerage Dept. Sr. Lien, Ser. A, Rfdg.	Baa2	5.250	07/01/39	2,000	2,166,980
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250	07/01/40	3,000	3,149,550
Michigan Fin. Auth. Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BBB-(b)	6.500	12/01/40	745	776,767
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800	09/01/30	1,250	1,226,750
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	Aa3	5.375	10/15/41	750	866,032
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	A1	5.750	11/15/39	1,000	1,151,400
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,677,375
Michigan Strategic Fund Rev., Detroit Ed., Rmkt., Rfdg	A2	5.625	07/01/20	1,000	1,232,470
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	BBB(b)	6.750	12/01/28	1,000	1,090,000
Dow Chemical, Ser. B-1	BBB(b)	6.250	06/01/14	1,000	1,084,360
Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,040,020
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	NR	6.500	12/01/20	2,000	2,082,660
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,772,425
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,145,200
Star Intl. Academy, Pub. Sch. Academy, Rfdg.(h)	BBB(b)	5.000	03/01/33	2,000	2,020,240

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Summit Academy Rev., Rfdg., North Pub. Sch., Academy	BB(b)	5.500%	11/01/30	$1,500	$1,455,015
Pub. Sch., Academy	BB(b)	6.250	11/01/25	2,060	2,109,625
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	Baa2	6.750	11/01/39	975	1,125,277
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, A.M.T., Rfdg.	A2	5.000	12/01/28	1,500	1,636,425

					31,613,831

Minnesota 0.5%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000	11/15/35	1,000	1,049,380
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7	Baa3	4.500	10/01/37	1,000	1,004,500
Tob. Securitization Auth. Settlement, MN Rev., Tob. Settlement, Ser. B, Rfdg.	A-(b)	5.250	03/01/31	1,200	1,336,584

					3,390,464

Mississippi 0.3%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	Baa3	5.375	12/01/35	1,000	1,093,470
Ser. A	Baa3	6.500	09/01/32	1,000	1,151,300

					2,244,770

Missouri 0.7%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	NR	6.875	11/01/39	1,500	1,621,215
Missouri St. Hlth. & Ed. Facs., Heartland Regl. Med. Ctr.	A1	5.000	02/15/43	2,000	2,174,820
Lutheran Senior Services	NR	6.000	02/01/41	1,000	1,128,050

					4,924,085

Nebraska 0.3%
Central Plains Energy Proj. Gas Rev., Proj. #3	A3	5.000	09/01/42	1,750	1,869,227

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Nevada 0.7%
Carson City Hosp. Rev., Carson Tahoe Regl. Med. Ctr., Rfdg.	BBB+(b)	5.000%	09/01/33	$1,000	$1,078,060
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax, Ser. C, A.M.B.A.C., A.M.T.	A2	5.375	07/01/16	1,000	1,027,720
Ser. C, A.M.B.A.C., A.M.T.	A2	5.375	07/01/17	1,000	1,027,720
Clark Cnty. Impt. Dist. Spl. Impvt. Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	BBB-(b)	4.000	08/01/23	1,795	1,779,581

					4,913,081

New Jersey 8.4%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	1,037,750
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax (prerefunded date 06/15/14)(g)	Aaa	5.750	06/15/34	750	815,880
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	5.250	09/15/29	5,000	5,118,550
Continental Airlines, Inc., A.M.T.	B3	5.125	09/15/23	5,000	5,091,550
Continental Airlines, Inc.	B3	5.750	09/15/27	1,000	1,018,170
Continental Airlines, Inc. Proj.	B3	4.875	09/15/19	4,500	4,593,240
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	1,073,720
Gloucester Marine, Ser. B,
A.M.T.	NR	6.875	01/01/37	3,000	3,048,030
Rfdg.	Baa1	5.000	06/15/28	1,000	1,119,870
Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.000	06/15/37	1,500	1,520,055
Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.125	06/15/43	1,100	1,122,132
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	A1	6.000	07/01/41	500	619,305
Barnabas Hlth., Ser. A, Rfdg.	Baa2	5.625	07/01/37	1,000	1,123,420
Holy Name Med. Ctr., Rfdg.	Baa2	5.000	07/01/25	1,625	1,743,511
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,477,930
Virtua Hlth.	A+(b)	5.750	07/01/33	2,000	2,293,560

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey St. Ed. Facs. Auth. UMDNJ Univ. Med. & Dentistry, Ser. B, Rfdg.	Baa1	7.500%	12/01/32	$1,000	$1,259,490
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875	12/15/38	2,000	2,327,840
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	3.850(c)	01/01/35	4,000	3,774,840
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	B1	4.500	06/01/23	9,655	9,416,522
Ser. 1A	B1	4.625	06/01/26	5,000	4,769,100
Ser. 1A	B2	4.750	06/01/34	3,000	2,588,370
Ser. 1A	B2	5.000	06/01/41	4,500	3,915,720

					62,868,555

New Mexico 0.5%
Farmington Poll. Ctrl. Rev., Pub. Svc. NM San Juan, Ser. A, Rfdg. (Mandatory put date 06/01/20)	Baa3	5.200	06/01/40	2,150	2,455,322
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(b)	5.500	07/01/35	895	952,620

					3,407,942

New York 3.9%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,462,387
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.675(c)	06/01/47	5,000	190,500
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	9.935(c)	06/01/50	4,000	104,560
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000	05/01/33	1,500	1,810,170
Ser. A	A3	6.250	04/01/33	500	623,605

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
Metropolitan Transn. Auth. NY Rev., Transn., Ser. A	A2	5.000%	11/15/41	$1,000	$1,123,600
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(f)	NR	7.500	08/01/16	1,500	1,574,610
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(f)	NR	7.750	08/01/31	2,000	2,109,500
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,621,353
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000	11/15/44	1,500	1,651,050
4 World Trade Center Proj., Rfdg.	A+(b)	5.750	11/15/51	1,750	2,063,233
7 World Trade Center, Class 1	Aaa	5.000	09/15/40	1,000	1,136,910
New York St. Dorm. Auth. Rev., Mount Sinai Hosp., Ser. A	A2	5.000	07/01/41	1,250	1,363,675
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	A3	6.000	07/01/40	1,000	1,180,780
North Shore. LI. Jewish, Ser. A	A3	5.000	05/01/41	3,550	3,927,578
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	Ba1	5.000	07/01/42	1,000	1,016,810
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Intl. Air Terminal	Baa3	5.000	12/01/20	500	577,115
JFK Intl. Air Terminal	Baa3	6.000	12/01/42	2,500	2,917,475
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan, Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,500	1,534,995

					28,989,906

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,257,720
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	NR	6.000	01/01/39	750	807,270

					2,064,990

North Dakota 0.2%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig., Group B, Rfdg.	BBB-(b)	6.250	07/01/21	1,730	1,733,910

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio 3.9%
Akron Bath Copley Joint Twp., Ohio Hosp. Dist., Med. Ctr. Akron, Rfdg.	A1	5.000%	11/15/42	$640	$697,747
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.125	06/01/24	6,450	5,616,531
Ser. A-2	B3	5.375	06/01/24	2,995	2,667,497
Ser. A-2	B3	5.875	06/01/30	6,500	5,619,185
Ser. A-2	B3	6.500	06/01/47	2,750	2,571,552
Cleveland Arpt. Sys. Rev., Ser. A, Rfdg.	Baa1	5.000	01/01/31	1,000	1,114,220
Cnty. of Hamilton Ohio Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000	06/01/42	1,250	1,342,475
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A2	6.250	12/01/34	600	709,680
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000	11/15/41	750	909,098
Promedica Healthcare, Ser. A	Aa3	6.500	11/15/37	875	1,094,616
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	A2	5.250	08/01/41	1,200	1,318,116
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,634,685
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. A	Baa2	5.700	02/01/14	1,500	1,576,440
Ser. C	Baa2	5.625	06/01/18	500	581,280
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875	06/01/33	500	564,200
Southeastern Ohio Port Auth. Rev., Impt., Mem. Hlth. Sys., Rfdg.	NR	6.000	12/01/42	1,000	1,067,780

					29,085,102

Oklahoma 0.5%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	A2	5.000	02/15/42	1,500	1,654,515

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma (cont’d.)
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser. A	NR	7.125%	11/01/30	$1,000	$1,138,920
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,072,680

					3,866,115

Oregon 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Terwilliger Plaza, Rfdg.	NR	5.000	12/01/29	1,000	1,078,040
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	NR	6.000	05/15/42	1,000	1,077,470

					2,155,510

Pennsylvania 6.1%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth Sys., West Penn, Ser. A	Caa1	5.000	11/15/17	5,975	4,489,316
West Penn, Ser. A	Caa1	5.000	11/15/28	5,000	3,538,100
West Penn, Ser. A	Caa1	5.375	11/15/40	2,000	1,415,080
Allentown Neighborhood Impt. Zone Dev. Auth. Rev., Ser. A	Baa2	5.000	05/01/42	2,000	2,119,460
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,255,700
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	AA-(b)	5.375	12/01/41	2,700	3,066,174
Cumberland Cnty. Mun. Auth. Rev., Asbury PA Oblig. Grp., Rfdg.	NR	5.250	01/01/41	1,000	1,017,760
Asbury PA Oblig. Grp.	NR	6.125	01/01/45	2,000	2,186,500
Diakon Lutheran	NR	6.375	01/01/39	1,000	1,114,720
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	1,020,210
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125	06/01/41	1,450	1,632,511
Monroe Cnty. PA Hosp. Auth. Pocono. Med. Ctr., Ser. A	A-(b)	5.000	01/01/41	1,000	1,069,720
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500	08/15/35	1,000	1,083,210

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj. Facs. Rev., Ser. A, A.M.T., Rfdg.	A1	5.000%	11/01/41	$1,000	$1,091,230
Res. Recov., Colver Proj., Ser. F, A.M.B.A.C., A.M.T., Rfdg.	Ba1	4.625	12/01/18	4,500	4,566,330
Res. Recov., Sub., Colver Proj., Ser. G, A.M.T., Rfdg.	NR	5.125	12/01/15	1,300	1,323,959
Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32	750	858,218
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000	05/01/29	500	576,975
Philadelphia, PA, GO, Ser. B, A.G.M.	Aa3	7.125	07/15/38	1,500	1,734,195
Philadelphia Arpt. Rev., Ser. A, A.M.T., Rfdg.	A2	5.000	06/15/27	2,500	2,786,975
Philadelphia Auth. For Indl. Dev. Rev., Mariana Bracetti Academy	BBB-(b)	7.625	12/15/41	2,000	2,329,200
New Foundation Chrt. Sch. Proj.	BB+(b)	6.625	12/15/41	1,000	1,094,690
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	Ba1	5.625	07/01/42	2,000	2,121,500
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38	1,500	1,578,900

					45,070,633

Puerto Rico 3.2%
Puerto Rico Comwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Baa2	5.750	07/01/37	1,350	1,416,204
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfgd.	Baa2	6.000	07/01/47	1,125	1,197,011
Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	Baa1	5.250	01/01/15	2,000	2,094,500
Hwy. & Transn. Auth. Rev., Ser. CC	A3	5.500	07/01/28	2,500	2,790,700
Pub. Impt., Ser. A, Rfdg.	Baa1	5.500	07/01/39	2,000	2,064,920
Pub. Impt., Ser. C, GO, Rfdg.	Baa1	6.000	07/01/39	800	842,968
Puerto Rico Pub. Bldg. Auth. Rev., Govt. Facs., Ser. P	Baa1	6.750	07/01/36	750	888,383
Gtd. Govt. Facs., Ser. M, Rfdg.	Baa1	6.000	07/01/20	2,500	2,864,475

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	Baa1	5.250%	07/01/40	$2,000	$2,032,640
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A	A3	5.050(c)	08/01/33	5,000	1,573,000
First Sub., Ser. A	A3	5.000	08/01/43	750	781,230
First Sub., Ser. A	A3	5.250	08/01/43	750	794,715
First Sub., Ser. A	A3	5.500	08/01/42	1,500	1,600,410
First Sub., Ser. A	A3	5.750	08/01/37	1,000	1,104,430
First Sub., Ser. A	A3	6.000	08/01/42	1,500	1,659,015

					23,704,601

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	Baa1	7.000	05/15/39	2,000	2,361,100

South Dakota 0.5%
Educational Enhancement Funding Corp., Tob., Ser. B	A3	6.500	06/01/32	2,800	2,883,944
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	A1	5.000	07/01/42	500	545,855

					3,429,799

Tennessee 1.8%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance	Baa1	6.000	07/01/38	1,000	1,158,760
Mountain States Hlth., First Mtge., Ser. A, NATL, E.T.M., Rfdg.	Baa1	6.750	07/01/17	2,000	2,407,360
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	4.960(c)	01/01/35	1,000	337,340
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	NR	5.000	07/01/37	850	898,671

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Tennessee (cont’d.)
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500%	12/01/19	$3,600	$3,616,092
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000	02/01/18	2,000	2,180,580
Ser. C	Baa3	5.000	02/01/22	1,000	1,105,310
Ser. C	Baa3	5.000	02/01/25	1,500	1,651,890

					13,356,003

Texas 10.2%
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg., Second Tier, Ser. B	Ba2	5.750	01/01/24	2,405	2,542,686
Second Tier, Ser. B	Ba2	5.750	01/01/34	1,000	1,024,610
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, A.M.T., Rfdg.	Ca	5.400	05/01/29	2,000	208,760
TXU Energy Co. LLC, Elec. Rmkt., A.M.T., Rfdg.	Ca	8.250	10/01/30	3,000	478,320
TXU Energy Co. LLC, Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400	10/01/29	1,000	406,750
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125	04/01/45	2,000	2,209,560
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	5.750	01/01/25	1,000	1,157,250
Sr. Lien	Baa3	6.000	01/01/41	2,000	2,332,300
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	BBB(b)	5.000	08/15/42	1,000	1,053,670
Idea Pub. Sch.	BBB(b)	5.750	08/15/41	1,000	1,102,810
Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,385,960
Uplift Ed., Ser. A	BBB-(b)	6.125	12/01/40	3,000	3,490,500
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	3,184,140
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	835,185

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc. Proj., A.M.T.	B3	6.625%	07/15/38	$1,500	$1,681,455
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000	07/01/25	250	283,815
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000	07/01/32	1,000	1,118,590
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	BBB(b)	5.000	02/15/42	1,250	1,319,288
Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500	05/15/31	1,000	1,250,790
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	BBB(b)	6.375	08/15/44	1,000	1,170,350
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500	08/15/41	2,000	2,346,180
Love Field Arpt. Modernization Corp., Spl. Facs. Rev., Southwest Airlines Co. Proj.	Baa3	5.000	11/01/28	1,000	1,077,480
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A (Prerefunded 05/15/15)(g)	A1	7.250	05/15/37	4,905	5,729,040
Ser. A, Unrefunded Balance	A1	7.250	05/15/37	95	107,412
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,169,920
North Tex. Ed. Fin. Corp. Uplift Edu., Ser. A	BBB-(b)	5.250	12/01/47	1,000	1,066,650
North Tex. Twy. Auth. Rev., Rfdg., First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,928,820
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,722,450
First Tier, Sys.	A2	6.000	01/01/38	2,000	2,346,180
Second Tier, Ser. F	A3	5.750	01/01/38	2,500	2,756,175
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500	08/15/39	1,000	1,132,660
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	112,650
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	BBB(b)	6.700	08/15/40	1,000	1,162,370

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev., Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	$955	$956,939
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500	11/15/16	990	991,772
Texas Mun. Gas Acquisition & Supply Corp., Gas Supply Rev., Sr. Lien, Ser. A	Baa2	5.250	12/15/26	4,100	4,745,545
Sr. Lien, Ser. D	Baa2	6.250	12/15/26	2,355	2,981,406
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(g)	A2	0.610(c)	09/01/15	50	49,140
Texas Private Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	Baa3	7.000	06/30/40	4,670	5,763,994
NTE Mobility Partners	Baa2	6.875	12/31/39	2,000	2,425,880
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375	02/15/37	1,000	1,048,850
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200	02/15/40	1,000	1,188,600
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	2,000	2,083,600

					76,130,502

Utah 0.2%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,644,330

Vermont 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	NR	5.400	05/01/33	1,100	1,154,505

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	886,335

Virginia 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. A	BBB(b)	5.000	07/15/47	1,000	1,057,010

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Transn. Sys., Sr. Ser. B, C.A.B.S., Rfdg.	BBB(b)	4.770%(c)	07/15/40	$1,000	$606,170
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875	03/01/36	1,250	1,412,575
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	4,685	4,599,920
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.250	01/01/32	2,055	2,243,649
Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.500	01/01/42	3,000	3,289,560
Express Lanes LLC Proj.	BBB-(b)	5.000	01/01/40	4,780	4,997,825

					18,206,709

Washington 1.5%
Port of Seattle Indl. Dev. Corp. Spl. Facs., Delta Airlines, A.M.T., Rfdg.	B-(b)	5.000	04/01/30	1,000	1,007,470
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,253,891
Skagit Valley Hosp.	Baa2	5.750	12/01/35	625	686,750
Tob. Settlement Auth. of Washington Rev., Asset Bkd.	A3	6.500	06/01/26	1,990	2,074,575
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr.	Baa3	5.000	12/01/42	1,000	1,029,390
Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,243,125
Providence Hlth. & Svcs., Ser. A	Aa2	5.000	10/01/42	1,500	1,680,435
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,425,887
Swedish Hlth. Svcs., Ser. A (Prerefunded 11/15/14)(g)	A2	6.500	11/15/33	1,000	1,123,090

					11,524,613

Wisconsin 0.9%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750	08/01/35	1,500	1,500,750

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Wisconsin (cont’d.)
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	NR	6.200%	10/01/42	$1,000	$1,022,220
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(b)	5.000	07/01/42	1,500	1,515,375
Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(b)	5.250	07/01/28	1,000	1,067,090
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,286,213
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	600,210

					6,991,858

Wyoming 0.3%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	574,420
Laramie Cnty. Hosp. Rev., Cheyenne Regl., Med. Ctr. Proj.	A+(b)	5.000	05/01/42	1,500	1,637,685

					2,212,105

Total long-term investments (cost $671,201,533)					723,059,596

SHORT-TERM INVESTMENTS 2.1%

Alaska 0.8%
City of Valdez Marine Terminal Rev., Exxon Pipeline Co., Proj. B, Rfdg., F.R.D.D.	VMIG1	0.160(d)	12/01/33	5,800	5,800,000

Kansas 0.1%
Wichita KS Hosp. Rev., Var. Facs. Christi Hlth. III, Ser. B-1, F.R.D.D.	A-1	0.170(d)	11/15/39	600	600,000

Mississippi 0.5%
Mississippi St. Business Fin. Comm. Gulf Opp. Zone, Var. Chevron USA, Ser. E, F.R.D.D.	VMIG1	0.230(d)	12/01/30	4,000	4,000,000

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
SHORT-TERM INVESTMENTS (Continued)

Taxas 0.7%
Gulf Coast Wste. Disp. Auth. Rev., Exxon Proj., Rfdg., F.R.D.D.	VMIG1	0.220%(d)	10/01/24	$5,000	$5,000,000

Total short-term investments (cost $15,400,000)					15,400,000

Total Investments 99.2% (cost $686,601,533; Note 5)					738,459,596
Other assets in excess of liabilities(i) 0.8%					6,336,414

Net Assets 100.0%					$744,796,010

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of October 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corp.

A.G.C.—American Guarantee Corp.

A.G.M.—Assured Guaranty Municipal Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

CDD—Community Development District.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

I.D.B.—Industrial Development Bond.

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue.

(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on October 31, 2012.
(d)	Indicates variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Represents issuer in default on interest payments and/or principal repayment.
(g)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(h)	Indicates a security that has been deemed illiquid.
(i)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2012:

Number of Contracts	Type	Expiration Date	Value at October 31, 2012	Value at Trade Date	Unrealized Depreciation(1)
	Short Positions:
15	10 Year U.S. Treasury Notes	Dec. 2012	$1,995,469	$1,986,757	$(8,712)
27	U.S. Long Bonds	Dec. 2012	4,031,437	3,968,967	(62,470)

					$(71,182)

(1)	Cash of $193,100 has been segregated to cover requirement for open futures contracts as of October 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$738,459,596	$—
Other Financial Instruments*
Futures Contracts	(71,182)	—	—

Total	$(71,182)	$738,459,596	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Portfolio of Investments

as of October 31, 2012 (Unaudited) continued

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2012 was as follows:

Healthcare	26.9%
Corporate Backed I.D.B. & P.C.R.	13.7
Tobacco	10.1
Transportation	10.0
Education	8.7
Special Tax/Assessment District	7.8
Power	5.7
General Obligation	2.7
Other	2.5
Lease Backed Certificate of Participation	2.1
Short-Term Investments	2.1%
Pre-Refunded	1.7
Other Muni	1.6
Water & Sewer	1.4
Solid Waste/Resource Recovery	1.4
Housing	0.7
Tobacco Appropriated	0.1

99.2
Other assets in excess of liabilities	0.8

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker—variation margin	$71,182	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(173,443)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(40,332)

For the six months ended October 31, 2012, the Fund’s average value at trade date for futures short positions was $5,906,213.

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Statement of Assets and Liabilities

as of October 31, 2012 (Unaudited)

Assets
Unaffiliated investments (cost $686,601,533)	$738,459,596
Cash	87,260
Deposit with broker	193,100
Interest receivable	12,563,626
Receivable for Fund shares sold	923,562
Prepaid expenses	10,795

Total assets	752,237,939

Liabilities
Payable for investments purchased	3,286,530
Payable for Fund shares reacquired	2,945,113
Dividends payable	553,440
Management fee payable	314,807
Distribution fee payable	213,677
Accrued expenses	86,428
Due to broker—variation margin	23,953
Affiliated transfer agent fee payable	11,751
Deferred trustees’ fees	6,230

Total liabilities	7,441,929

Net Assets	$744,796,010

Net assets were comprised of:
Shares of beneficial interest, at par	$718,502
Paid-in capital in excess of par	726,262,839

726,981,341
Undistributed net investment income	4,976,361
Accumulated net realized loss on investment transactions	(38,948,573)
Net unrealized appreciation on investments	51,786,881

Net assets, October 31, 2012	$744,796,010

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($431,750,094 ÷ 41,648,086 shares of beneficial interest issued and outstanding)	$10.37
Maximum sales charge (4% of offering price)	0.43

Maximum offering price to public	$10.80

Class B
Net asset value, offering price and redemption price per share ($67,268,233 ÷ 6,484,820 shares of beneficial interest issued and outstanding)	$10.37

Class C
Net asset value, offering price and redemption price per share ($111,863,624 ÷ 10,786,714 shares of beneficial interest issued and outstanding)	$10.37

Class Z
Net asset value, offering price and redemption price per share ($133,914,059 ÷ 12,930,550 shares of beneficial interest issued and outstanding)	$10.36

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$19,284,844

Expenses
Management fee	1,780,281
Distribution fee—Class A	532,387
Distribution fee—Class B	153,684
Distribution fee—Class C	518,932
Transfer agent’s fees and expenses (including affiliated expense of $33,800)	193,000
Custodian’s fees and expenses	62,000
Registration fees	43,000
Reports to shareholders	22,000
Audit fee	16,000
Legal fees and expenses	13,000
Trustees’ fees	12,000
Insurance	6,000
Miscellaneous	8,570

Total expenses	3,360,854
Less: Custodian fee credit (Note 1)	(266)

Net expenses	3,360,588

Net investment income	15,924,256

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	69,060
Financial futures transactions	(173,443)

(104,383)

Net change in unrealized appreciation (depreciation) on:
Investments	23,384,810
Financial futures contracts	(40,332)

23,344,478

Net gain on investments	23,240,095

Net Increase In Net Assets Resulting From Operations	$39,164,351

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2012	Year Ended April 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$15,924,256	$28,853,884
Net realized loss on investment transactions	(104,383)	(10,884,588)
Net change in unrealized appreciation (depreciation) on investments	23,344,478	62,207,669

Net increase in net assets resulting from operations	39,164,351	80,176,965

Dividends from net investment income (Note 1)
Class A	(9,369,175)	(18,869,605)
Class B	(1,276,244)	(2,037,048)
Class C	(1,895,176)	(3,427,118)
Class Z	(2,813,983)	(4,333,419)

	(15,354,578)	(28,667,190)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	110,060,567	179,235,827
Net asset value of shares issued in reinvestment of dividends	12,317,258	23,643,504
Cost of shares reacquired	(61,909,597)	(125,315,673)

Net increase in net assets from Fund share transactions	60,468,228	77,563,658

Total increase	84,278,001	129,073,433

Net Assets:
Beginning of period	660,518,009	531,444,576

End of period(a)	$744,796,010	$660,518,009

(a) Includes undistributed net investment income of:	$4,976,361	$4,406,683

See Notes to Financial Statements.

Prudential Muni High Income Fund	39

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible from exclusion from federal income taxes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swaps contracts on securities),

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that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Muni High Income Fund	41

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (‘restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

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future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes

Prudential Muni High Income Fund	43

Notes to Financial Statements

(Unaudited) continued

have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the period ended October 31, 2012, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of

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premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gain and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of

Prudential Muni High Income Fund	45

Notes to Financial Statements

(Unaudited) continued

officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2012. The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through August 31, 2013.

PIMS has advised the Fund that it received $331,390 for Class A shares in front-end sales charges during the six months ended October 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2012, it received $5,525, $63,018 and $4,837 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2012, were $208,469,757 and $148,970,246, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchases and sales amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$682,890,546	$68,082,004	$(12,512,954)	$55,569,050

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended April 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$5,477,000

Pre-Enactment Losses:
Expiring 2014	11,064,000
Expiring 2019	19,389,000

$30,453,000

Prudential Muni High Income Fund	47

Notes to Financial Statements

(Unaudited) continued

The Fund elected to treat post-October capital losses of approximately $6,993,000 as having been incurred in the fiscal year ending April 30, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

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The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2012:
Shares sold	3,943,486	$40,149,566
Shares issued in reinvestment of dividends	758,934	7,767,792
Shares reacquired	(3,623,326)	(37,001,815)

Net increase (decrease) in shares outstanding before conversion	1,079,094	10,915,543
Shares issued upon conversion from Class B and Z	72,169	735,647
Shares reacquired upon conversion into Class Z	(19,492)	(199,560)

Net increase (decrease) in shares outstanding	1,131,771	$11,451,630

Year ended April 30, 2012:
Shares sold	8,413,377	$81,278,344
Shares issued in reinvestment of dividends	1,669,467	16,098,583
Shares reacquired	(8,243,279)	(79,733,456)

Net increase (decrease) in shares outstanding before conversion	1,839,565	17,643,471
Shares issued upon conversion from Class B and Z	264,293	2,547,863
Shares reacquired upon conversion into Class Z	(1,394,895)	(13,191,757)

Net increase (decrease) in shares outstanding	708,963	$6,999,577

Class B
Six months ended October 31, 2012:
Shares sold	1,370,436	$13,981,113
Shares issued in reinvestment of dividends	93,089	953,711
Shares reacquired	(307,544)	(3,137,872)

Net increase (decrease) in shares outstanding before conversion	1,155,981	11,796,952
Shares reacquired upon conversion into Class A	(64,567)	(658,492)

Net increase (decrease) in shares outstanding	1,091,414	$11,138,460

Year ended April 30, 2012:
Shares sold	1,890,024	$18,318,774
Shares issued in reinvestment of dividends	178,557	1,725,542
Shares reacquired	(370,311)	(3,568,154)

Net increase (decrease) in shares outstanding before conversion	1,698,270	16,476,162
Shares reacquired upon conversion into Class A	(259,598)	(2,505,040)

Net increase (decrease) in shares outstanding	1,438,672	$13,971,122

Prudential Muni High Income Fund	49

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended October 31, 2012:
Shares sold	1,982,772	$20,263,347
Shares issued in reinvestment of dividends	142,520	1,459,846
Shares reacquired	(670,051)	(6,861,156)

Net increase (decrease) in shares outstanding before conversion	1,455,241	14,862,037
Shares reacquired upon conversion into Class Z	(41,830)	(427,479)

Net increase (decrease) in shares outstanding	1,413,411	$14,434,558

Year ended April 30, 2012:
Shares sold	2,783,492	$26,887,997
Shares issued in reinvestment of dividends	275,469	2,660,589
Shares reacquired	(1,658,948)	(15,948,428)

Net increase (decrease) in shares outstanding before conversion	1,400,013	13,600,158
Shares reacquired upon conversion into Class Z	(2,597)	(25,978)

Net increase (decrease) in shares outstanding	1,397,416	$13,574,180

Class Z
Six months ended October 31, 2012:
Shares sold	3,496,151	$35,666,541
Shares issued in reinvestment of dividends	208,761	2,135,909
Shares reacquired	(1,459,201)	(14,908,754)

Net increase (decrease) in shares outstanding before conversion	2,245,711	22,893,696
Shares issued upon conversion from Class A and C	61,402	627,039
Shares reacquired upon conversion into Class A	(7,529)	(77,155)

Net increase (decrease) in shares outstanding	2,299,584	$23,443,580

Year ended April 30, 2012:
Shares sold	5,461,468	$52,750,712
Shares issued in reinvestment of dividends	326,727	3,158,790
Shares reacquired	(2,691,043)	(26,065,635)

Net increase (decrease) in shares outstanding before conversion	3,097,152	29,843,867
Shares issued upon conversion from Class A and C	1,399,129	13,217,735
Shares reacquired upon conversion into Class A	(4,402)	(42,823)

Net increase (decrease) in shares outstanding	4,491,879	$43,018,779

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

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capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through November 14, 2012. The SCA has been renewed effective November 15, 2012 at substantially similar terms through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended October 31, 2012.

Note 8. Notice of Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 27, 2012 to shareholders of record on November 28, 2012. The ex-dividend date was November 29, 2012. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.010158
Class B	$0.010158
Class C	$0.010158
Class Z	$0.010158

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Muni High Income Fund	51

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2012		2012(a)		2011	2010		2009(a)		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.02		$9.18		$9.56	$8.51		$9.82		$10.53
Income (loss) from investment operations:
Net investment income	.23		.48		.51	.53		.54		.50
Net realized and unrealized gain (loss) on investment transactions	.35		.83		(.41)	1.03		(1.33)		(.72)
Total from investment operations	.58		1.31		.10	1.56		(.79)		(.22)
Less Dividends:
Dividends from net investment income	(.23)		(.47)		(.48)	(.51)		(.52)		(.49)
Capital Contributions(i):	-		-		-	-	(b)	-		-
Net asset value, end of period	$10.37		$10.02		$9.18	$9.56		$8.51		$9.82
Total Return(c):	5.80%		14.61%		1.05%	18.75%		(8.08)%		(2.11)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$431,750		$406,033		$365,513	$403,864		$339,959		$388,838
Average net assets (000)	$422,431		$383,978		$398,618	$378,340		$354,290		$411,884
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.86%	(g)	.87%		.87%	.87%		.87%	(e)	.87% (e)
Expenses, excluding distribution and service (12b-1) fees	.61%	(g)	.62%		.62%	.62%		.62%	(e)	.62% (e)
Net investment income	4.56%	(g)	4.95%		5.34%	5.77%		6.00%		4.96%
Portfolio turnover rate	11%	(f)(h)	15%	(f)	24% (f)	26%	(f)	23%	(f)	41%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through August 31, 2013.

(e) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .85% and .60% for the year ended April 30, 2009, .84% and .59% for the year ended April 30, 2008, respectively.

(f) The portfolio turnover rate including variable rate demand notes was 21% for the six months ended October 31, 2012, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(g) Annualized.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2012		2012(a)		2011	2010		2009(a)		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$9.19		$9.57	$8.52		$9.82		$10.53
Income (loss) from investment operations:
Net investment income	.21		.45		.47	.50		.51		.49
Net realized and unrealized gain (loss) on investment transactions	.34		.84		(.39)	1.04		(1.31)		(.73)
Total from investment operations	.55		1.29		.08	1.54		(.80)		(.24)
Less Dividends:
Dividends from net investment income	(.21)		(.45)		(.46)	(.49)		(.50)		(.47)
Capital Contributions(h):	-		-		-	-	(b)	-		-
Net asset value, end of period	$10.37		$10.03		$9.19	$9.57		$8.52		$9.82
Total Return(c):	5.57%		14.33%		.82%	18.45%		(8.19)%		(2.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,268		$54,084		$36,335	$32,238		$25,820		$42,119
Average net assets (000)	$60,971		$43,752		$35,386	$29,152		$33,111		$50,205
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11%	(f)	1.12%		1.12%	1.12%		1.12%	(d)	1.12% (d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(f)	.62%		.62%	.62%		.62%	(d)	.62% (d)
Net investment income	4.31%	(f)	4.69%		5.11%	5.52%		5.66%		4.70%
Portfolio turnover rate	11%	(e)(g)	15%	(e)	24% (e)	26%	(e)	23%	(e)	41%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.10% and .60% for the year ended April 30, 2009 and 1.09% and .59% for the year ended April 30, 2008, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 21% for the six months ended October 31, 2012, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Muni High Income Fund	53

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2012		2012(a)		2011	2010		2009(a)		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$9.19		$9.57	$8.51		$9.82		$10.53
Income (loss) from investment operations:
Net investment income	.19		.40		.44	.48		.50		.45
Net realized and unrealized gain (loss) on investment transactions	.34		.84		(.40)	1.05		(1.33)		(.72)
Total from investment operations	.53		1.24		.04	1.53		(.83)		(.27)
Less Dividends:
Dividends from net investment income	(.19)		(.40)		(.42)	(.47)		(.48)		(.44)
Capital Contributions(i):	-		-		-	-	(b)	-		-
Net asset value, end of period	$10.37		$10.03		$9.19	$9.57		$8.51		$9.82
Total Return(c):	5.31%		13.77%		.39%	18.33%		(8.51)%		(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,864		$93,969		$73,273	$72,570		$36,474		$27,097
Average net assets (000)	$102,935		$82,069		$79,419	$54,768		$30,512		$28,247
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.61%	(g)	1.62%		1.54%	1.37%		1.37%	(e)	1.37% (e)
Expenses, excluding distribution and service (12b-1) fees	.61%	(g)	.62%		.62%	.62%		.62%	(e)	.62% (e)
Net investment income	3.81%	(g)	4.20%		4.67%	5.25%		5.61%		4.46%
Portfolio turnover rate	11%	(f)(h)	15%	(f)	24% (f)	26%	(f)	23%	(f)	41%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through August 31, 2010.

(e) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.35% and .60% for the year ended April 30, 2009 and 1.34% and .59% for the year ended April 30, 2008, respectively.

(f) The portfolio turnover rate including variable rate demand notes was 21% for the six months ended October 31, 2012, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(g) Annualized.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2012		2012(a)		2011	2010		2009(a)		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.01		$9.17		$9.56	$8.50		$9.81		$10.52
Income (loss) from investment operations:
Net investment income	.24		.50		.53	.55		.57		.53
Net realized and unrealized gain (loss) on investment transactions	.35		.84		(.41)	1.05		(1.33)		(.72)
Total from investment operations	.59		1.34		.12	1.60		(.76)		(.19)
Less Dividends:
Dividends from net investment income	(.24)		(.50)		(.51)	(.54)		(.55)		(.52)
Capital Contributions(h):	-		-		-	-	(b)	-		-
Net asset value, end of period	$10.36		$10.01		$9.17	$9.56		$8.50		$9.81
Total Return(c):	5.95%		14.92%		1.20%	19.22%		(7.81)%		(1.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,914		$106,432		$56,323	$39,207		$19,842		$10,037
Average net assets (000)	$119,956		$84,036		$49,605	$27,751		$12,544		$9,246
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61%	(f)	.62%		.62%	.62%		.62%	(d)	.62% (d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(f)	.62%		.62%	.62%		.62%	(d)	.62% (d)
Net investment income	4.81%	(f)	5.18%		5.62%	6.00%		6.50%		5.22%
Portfolio turnover rate	11%	(e)(g)	15%	(e)	24% (e)	26%	(e)	23%	(e)	41%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .60% and .60% for the year ended April 30, 2009 and .59% and .59% for the year ended April 30, 2008, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 21% for the six months ended October 31, 2012, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	The Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board concluded that, in light of the Fund’s competitive performance against its benchmark index and over longer time periods against its Peer Group, it would be in the best interests of the Fund and its shareholders to renew the agreements.

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•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Muni High Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0236605-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2012